Details of Significant Accounts - Costs and expenses by nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of Significant Accounts
Cost of goods sold	$ 2	$ 32
Employee benefit expenses	13,516	13,949
Promotional fees	4,823	3,359
Service providing expenses	4,365	2,347
Professional service fees	2,893	3,689
Insurance expenses	1,170	47
Warranty cost	335	529
Depreciation of right-of-use assets	212	230
Depreciation of property, plant and equipment	114	127
Amortization of intangible assets	37	31
Others	965	1,087
Total costs and expenses by nature	$ 28,432	$ 25,427